John H. Lively
The Law Offices of John H. Lively & Associates, Inc .
A member firm of The 1940 Act Law GroupTM
11300 Tomahawk Creek Parkway, Suite 310
Leawood, KS 66211
Phone: 913.660.0778 Fax: 913.660.9157
john.lively@1940actlawgroup.com

May 11, 2016 Securities and Exchange Commission Filing Desk 100 F Street, N.E. Washington, D.C. 2054 RE: PFS Funds (the “Trust”) (File Nos. 333-94671 and 811-09781)

Ladies and Gentlemen:

     Enclosed for filing pursuant to Rule 497(e), this filing is being made for the sole purposes of submitting an interactive data file as required by Rule 405 of Regulation S-T. The interactive data file included as an exhibit to this filing relates to a supplemented prospectus which was filed with the Securities and Exchange Commission on May 2, 2016 for the Greenleaf Income Growth Fund, a series portfolio of the Trust.

     If you have any questions concerning the foregoing, please contact the undersigned at (913) 660-0778 or john.lively@1940actlawgroup.com.

Regards, /s/ John H. Lively John H. Lively

PFS FUNDS
EXHIBIT INDEX

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase